Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the non-PEO
named executive officers (“NEOs”) as reported in the “
Summary Compensation Table
” table (“SCT”) in our proxy statements for the past five fiscal years, as well as Compensation Actually Paid (“CAP”) as calculated under SEC
Pay-Versus-Performance
(“PVP”) rules and certain performance measures required by the rules. The disclosure covers our five most-recent fiscal years. Dollar amounts reported as CAP are computed in accordance with Item 402(v) of Regulation
S-K,
and these amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable years.

Year (1)	SCT Total for PEO ($)	Compensation Actually Paid to PEO (2) ($)	Average SCT Total for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Revenue (4) (in thousands) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	4,973,301	8,354,482	2,387,776	569,712	20	118	(159,595)	178,957
2023	8,904,267	2,745,457	4,257,240	1,361,275	16	119	(225,304)	170,276
2022	8,853,328	(1,144,530)	4,316,929	(2,584,615)	26	114	(200,368)	185,308
2021	8,751,617	(6,175,537)	5,865,883	(3,112,380)	94	126	(207,298)	154,344
2020	7,131,118	24,866,836	4,133,719	14,493,980	198	126	(146,227)	98,382

(1)	Mr. Robins served as our PEO in each year shown. The non-PEO NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:

•	2024 – Mr. Peterson (until his resignation in April 2024), Mr. Piskel (Mr. Piskel became Chief Financial Officer in April 2024), Dr. Benzeno, Dr. Robins and Ms. Rubinstein;

•	2023 – Mr. Peterson, Dr. Benzeno, Dr. Robins and Ms. Rubinstein;

•
2022 – Mr. Peterson (Mr. Peterson joined the Company in 2022), Dr. Benzeno, Dr. Robins, Ms. Rubinstein, Chad Cohen (until his resignation in February 2022) and Mr. Piskel (Mr. Piskel served as interim Chief Financial Officer until June 2022);

•	2021 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Nitin Sood (Mr. Sood joined the Company in 2021); and

•	2020 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Mark Adams, PhD (Mr. Adams joined the Company in 2020).
Biographical information for each of these individuals and their positions can be found above, or in the proxy for the year upon which compensation was reported, under the heading “
Executive Officers
.”

(2)
The “
Summary Compensation Table
” table totals reported for the PEO and the average of the
non-PEO
NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2024		2023		2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Summary Compensation Table	4,973,301	2,387,776	8,904,267	4,257,240	8,853,328	4,316,929	8,751,617	5,865,883	7,131,118	4,133,719
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table (a)	(3,716,313)	(1,791,706)	(7,900,711)	(3,600,176)	(7,668,040)	(3,816,562)	(7,592,784)	(5,261,470)	(6,013,620)	(3,505,789)
Increase (Decrease) for the Inclusion of Item 402(v) Equity Values
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,928,967	2,924,160	3,859,556	1,929,580	4,260,108	3,475,247	4,773,662	3,685,849	11,996,993	7,112,321
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,345,301	466,245	(2,116,270)	(1,152,972)	(3,341,668)	(1,728,734)	(7,548,036)	(4,771,395)	9,842,095	5,682,430
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(176,774)	(139,436)	(1,385)	(72,397)	(3,248,258)	(1,519,418)	(4,559,996)	(2,631,247)	1,910,250	1,071,299
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(3,277,327)	—	—	—	(3,312,077)	—	—	—	—

Compensation Actually Paid	8,354,482	569,712	2,745,457	1,361,275	(1,144,530)	(2,584,615)	(6,175,537)	(3,112,380)	24,866,836	14,493,980

(a)	Amounts in this row reflect the aggregate grant date fair value of RSUs, PSUs and options computed in accordance with ASC 718, rather than the amounts paid or realized by the named individual. We provide information regarding the assumptions used to calculate the grant date fair value of our RSUs, PSUs and options in Note 14 to our audited consolidated financial statements filed with our Annual Report on Form
10-K
for the year ended December 31, 2024.
(3)
Peer group total shareholder return reflects the Nasdaq Biotechnology Index for all five fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form
10-K
for each of these years.

(4)
Revenue was chosen from the following three most important financial performance measures used by us to link compensation actually paid to the PEO and non-PEO
NEOs in 2024 to the Company’s performance:

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Mr. Robins served as our PEO in each year shown. The non-PEO NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:

•	2024 – Mr. Peterson (until his resignation in April 2024), Mr. Piskel (Mr. Piskel became Chief Financial Officer in April 2024), Dr. Benzeno, Dr. Robins and Ms. Rubinstein;

•	2023 – Mr. Peterson, Dr. Benzeno, Dr. Robins and Ms. Rubinstein;

•
2022 – Mr. Peterson (Mr. Peterson joined the Company in 2022), Dr. Benzeno, Dr. Robins, Ms. Rubinstein, Chad Cohen (until his resignation in February 2022) and Mr. Piskel (Mr. Piskel served as interim Chief Financial Officer until June 2022);

•	2021 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Nitin Sood (Mr. Sood joined the Company in 2021); and

•	2020 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Mark Adams, PhD (Mr. Adams joined the Company in 2020).

Peer Group Issuers, Footnote	Peer group total shareholder return reflects the Nasdaq Biotechnology Index for all five fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form
10-K
	for each of these years.
PEO Total Compensation Amount	$ 4,973,301	$ 8,904,267	$ 8,853,328	$ 8,751,617	$ 7,131,118
PEO Actually Paid Compensation Amount	$ 8,354,482	2,745,457	(1,144,530)	(6,175,537)	24,866,836
Adjustment To PEO Compensation, Footnote
(2)
The “
Summary Compensation Table
” table totals reported for the PEO and the average of the
non-PEO
NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2024		2023		2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Summary Compensation Table	4,973,301	2,387,776	8,904,267	4,257,240	8,853,328	4,316,929	8,751,617	5,865,883	7,131,118	4,133,719
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table (a)	(3,716,313)	(1,791,706)	(7,900,711)	(3,600,176)	(7,668,040)	(3,816,562)	(7,592,784)	(5,261,470)	(6,013,620)	(3,505,789)
Increase (Decrease) for the Inclusion of Item 402(v) Equity Values
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,928,967	2,924,160	3,859,556	1,929,580	4,260,108	3,475,247	4,773,662	3,685,849	11,996,993	7,112,321
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,345,301	466,245	(2,116,270)	(1,152,972)	(3,341,668)	(1,728,734)	(7,548,036)	(4,771,395)	9,842,095	5,682,430
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(176,774)	(139,436)	(1,385)	(72,397)	(3,248,258)	(1,519,418)	(4,559,996)	(2,631,247)	1,910,250	1,071,299
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(3,277,327)	—	—	—	(3,312,077)	—	—	—	—

Compensation Actually Paid	8,354,482	569,712	2,745,457	1,361,275	(1,144,530)	(2,584,615)	(6,175,537)	(3,112,380)	24,866,836	14,493,980

Non-PEO NEO Average Total Compensation Amount	$ 2,387,776	4,257,240	4,316,929	5,865,883	4,133,719
Non-PEO NEO Average Compensation Actually Paid Amount	$ 569,712	1,361,275	(2,584,615)	(3,112,380)	14,493,980
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The “
Summary Compensation Table
” table totals reported for the PEO and the average of the
non-PEO
NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2024		2023		2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Summary Compensation Table	4,973,301	2,387,776	8,904,267	4,257,240	8,853,328	4,316,929	8,751,617	5,865,883	7,131,118	4,133,719
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table (a)	(3,716,313)	(1,791,706)	(7,900,711)	(3,600,176)	(7,668,040)	(3,816,562)	(7,592,784)	(5,261,470)	(6,013,620)	(3,505,789)
Increase (Decrease) for the Inclusion of Item 402(v) Equity Values
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,928,967	2,924,160	3,859,556	1,929,580	4,260,108	3,475,247	4,773,662	3,685,849	11,996,993	7,112,321
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,345,301	466,245	(2,116,270)	(1,152,972)	(3,341,668)	(1,728,734)	(7,548,036)	(4,771,395)	9,842,095	5,682,430
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(176,774)	(139,436)	(1,385)	(72,397)	(3,248,258)	(1,519,418)	(4,559,996)	(2,631,247)	1,910,250	1,071,299
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(3,277,327)	—	—	—	(3,312,077)	—	—	—	—

Compensation Actually Paid	8,354,482	569,712	2,745,457	1,361,275	(1,144,530)	(2,584,615)	(6,175,537)	(3,112,380)	24,866,836	14,493,980

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics
Revenue	Refer to “ Incentive Compensation and 2024 Goals Achievement ” under “ Compensation Discussion and Analysis-Elements of Executive Compensation ”

Operating Expenses	Refer to “ Incentive Compensation and 2024 Goals Achievement ” under “ Compensation Discussion and Analysis-Elements of Executive Compensation ”

TSR	Refer to “ Establishing Target Equity Values and Equity Structure for our Executives ” under “ Compensation Discussion and Analysis-Executive Compensation Design and Philosophy ”

Total Shareholder Return Amount	$ 20	16	26	94	198
Peer Group Total Shareholder Return Amount	118	119	114	126	126
Net Income (Loss)	$ (159,595,000)	$ (225,304,000)	$ (200,368,000)	$ (207,298,000)	$ (146,227,000)
Company Selected Measure Amount	178,957,000	170,276,000	185,308,000	154,344,000	98,382,000
PEO Name	Mr. Robins
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,716,313)	$ (7,900,711)	$ (7,668,040)	$ (7,592,784)	$ (6,013,620)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,928,967	3,859,556	4,260,108	4,773,662	11,996,993
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,345,301	(2,116,270)	(3,341,668)	(7,548,036)	9,842,095
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,774)	(1,385)	(3,248,258)	(4,559,996)	1,910,250
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,791,706)	(3,600,176)	(3,816,562)	(5,261,470)	(3,505,789)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,924,160	1,929,580	3,475,247	3,685,849	7,112,321
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,245	(1,152,972)	(1,728,734)	(4,771,395)	5,682,430
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,436)	$ (72,397)	(1,519,418)	$ (2,631,247)	$ 1,071,299
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,277,327)		$ (3,312,077)